Putnam Large Cap Value Fund†
The fund's portfolio
2/28/21 (Unaudited)

COMMON STOCKS (97.0%)(a)
	Shares	Value
Aerospace and defense (2.5%)
Northrop Grumman Corp.	763,179	$222,588,787
Raytheon Technologies Corp.	1,931,815	139,071,362

		361,660,149
Airlines (2.1%)
Southwest Airlines Co.	5,203,111	302,456,842

		302,456,842
Automobiles (2.1%)
General Motors Co.	5,810,830	298,269,904

		298,269,904
Banks (11.9%)
Bank of America Corp.	13,888,550	482,071,571
Citigroup, Inc.	6,615,251	435,812,736
JPMorgan Chase & Co.	3,413,635	502,384,663
KeyCorp	3,945,705	79,466,499
PNC Financial Services Group, Inc. (The)	1,279,414	215,402,141

		1,715,137,610
Beverages (1.6%)
Keurig Dr Pepper, Inc.	3,097,349	94,531,091
PepsiCo, Inc.	1,123,779	145,181,009

		239,712,100
Biotechnology (3.8%)
AbbVie, Inc.	2,005,931	216,119,006
Amgen, Inc.	804,202	180,881,114
Regeneron Pharmaceuticals, Inc.(NON)	355,480	160,168,624

		557,168,744
Building products (2.0%)
Fortune Brands Home & Security, Inc.	1,201,258	99,872,590
Johnson Controls International PLC	3,432,811	191,516,526

		291,389,116
Capital markets (4.2%)
Apollo Global Management, Inc.	2,289,153	113,221,507
Charles Schwab Corp. (The)	2,516,793	155,336,464
Goldman Sachs Group, Inc. (The)	711,787	227,401,711
State Street Corp.	1,392,709	101,347,434

		597,307,116
Chemicals (3.5%)
Albemarle Corp.	832,128	130,818,843
Corteva, Inc.	1,615,900	72,957,885
Dow, Inc.	3,556,371	210,928,364
DuPont de Nemours, Inc.	718,666	50,536,593
Sherwin-Williams Co. (The)	43,942	29,895,500

		495,137,185
Communications equipment (1.0%)
Cisco Systems, Inc./California	3,146,918	141,202,211

		141,202,211
Construction materials (1.2%)
CRH PLC (Ireland)	4,007,336	173,129,541

		173,129,541
Consumer finance (0.8%)
Capital One Financial Corp.	933,959	112,252,532

		112,252,532
Electric utilities (4.1%)
American Electric Power Co., Inc.	2,140,407	160,209,464
Exelon Corp.	5,044,495	194,717,507
NRG Energy, Inc.	6,278,798	229,238,915

		584,165,886
Electrical equipment (1.1%)
Eaton Corp. PLC	1,181,508	153,820,527

		153,820,527
Electronic equipment, instruments, and components (0.8%)
Vontier Corp.(NON)	3,861,738	121,258,573

		121,258,573
Energy equipment and services (0.3%)
Halliburton Co.	1,929,158	42,113,519

		42,113,519
Entertainment (1.2%)
Activision Blizzard, Inc.	1,779,074	170,097,265

		170,097,265
Equity real estate investment trusts (REITs) (3.3%)
American Tower Corp.	579,720	125,294,884
Boston Properties, Inc.	1,500,073	148,702,236
Gaming and Leisure Properties, Inc.	4,367,054	193,897,198

		467,894,318
Food and staples retail (3.8%)
BJ's Wholesale Club Holdings, Inc.(NON)(S)	4,315,313	173,389,276
Walmart, Inc.	2,855,350	370,967,072

		544,356,348
Health-care equipment and supplies (1.7%)
Baxter International, Inc.	1,525,270	118,498,226
Danaher Corp.	542,806	119,238,194

		237,736,420
Health-care providers and services (1.6%)
Cigna Corp.	1,098,810	230,640,219

		230,640,219
Hotels, restaurants, and leisure (2.0%)
Aramark	3,162,700	117,399,424
Hilton Worldwide Holdings, Inc.	1,332,962	164,860,740

		282,260,164
Household durables (1.0%)
HC Brillant Services GmbH (acquired various dates from 8/2/13 to 8/31/16, cost $52) (Private) (Germany)(NON)(F)(RES)	78	71
PulteGroup, Inc.	3,289,053	148,369,181

		148,369,252
Household products (1.4%)
Procter & Gamble Co. (The)	1,599,849	197,629,347

		197,629,347
Industrial conglomerates (1.0%)
General Electric Co.	2,778,793	34,846,064
Honeywell International, Inc.	548,718	111,033,087

		145,879,151
Insurance (3.0%)
American International Group, Inc.	2,884,329	126,766,260
Assured Guaranty, Ltd.(AFF)	4,106,014	181,567,939
AXA SA (France)	4,951,887	124,231,052

		432,565,251
IT Services (1.7%)
Fidelity National Information Services, Inc.	1,768,593	244,065,834

		244,065,834
Media (3.1%)
Charter Communications, Inc. Class A(NON)	382,057	234,361,405
Comcast Corp. Class A	4,045,284	213,267,372

		447,628,777
Metals and mining (2.7%)
Freeport-McMoRan, Inc. (Indonesia)(NON)	11,599,782	393,348,608

		393,348,608
Multi-utilities (0.6%)
Ameren Corp.	1,275,764	89,647,936

		89,647,936
Multiline retail (1.4%)
Target Corp.	1,081,500	198,390,360

		198,390,360
Oil, gas, and consumable fuels (6.4%)
BP PLC (United Kingdom)	19,990,573	81,264,654
ConocoPhillips	4,202,668	218,580,763
Enterprise Products Partners LP	4,683,600	99,854,352
EOG Resources, Inc.	690,763	44,595,659
Exxon Mobil Corp.	2,750,554	149,547,621
TOTAL SA (France)	2,006,739	92,964,121
Valero Energy Corp.	2,905,004	223,627,208

		910,434,378
Pharmaceuticals (6.1%)
AstraZeneca PLC ADR (United Kingdom)	2,927,276	141,621,613
Eli Lilly and Co.	961,973	197,098,648
Johnson & Johnson	1,837,513	291,172,310
Merck & Co., Inc.	2,371,110	172,190,008
Pfizer, Inc.	1,891,526	63,347,206
Viatris, Inc.(NON)	234,698	3,485,265

		868,915,050
Road and rail (1.5%)
Union Pacific Corp.	1,022,037	210,498,741

		210,498,741
Semiconductors and semiconductor equipment (3.2%)
NXP Semiconductors NV	581,551	106,162,135
Qualcomm, Inc.	1,735,310	236,331,869
Texas Instruments, Inc.	660,584	113,798,806

		456,292,810
Software (3.1%)
Microsoft Corp.	1,933,279	449,255,374

		449,255,374
Specialty retail (0.9%)
Home Depot, Inc. (The)	500,158	129,210,818

		129,210,818
Thrifts and mortgage finance (0.9%)
Radian Group, Inc.	6,115,149	124,749,040

		124,749,040
Trading companies and distributors (1.5%)
United Rentals, Inc.(NON)	712,196	211,792,846

		211,792,846
Wireless telecommunication services (0.9%)
T-Mobile US, Inc.(NON)	1,019,000	122,249,429

		122,249,429

Total common stocks (cost $8,706,331,345)		$13,900,089,291

PREFERRED STOCKS (0.9%)(a)
	Shares	Value
T-Mobile US, Inc. 144A 5.25% cv. pfd.(NON)	117,845	$128,620,366

Total preferred stocks (cost $122,380,921)		$128,620,366

CONVERTIBLE PREFERRED STOCKS (0.7%)(a)
	Shares	Value
Danaher Corp. 5.00% cv. pfd.(S)	72,230	$93,229,428

Total convertible preferred stocks (cost $72,580,760)		$93,229,428

U.S. TREASURY OBLIGATIONS (—%)(a)
	Principal amount	Value
U.S. Treasury Notes
2.25%, 11/15/27(i)	$173,000	$186,747
2.00%, 2/15/25(i)	177,000	187,211
2.00%, 10/31/21(i)	217,000	221,229
1.875%, 11/30/21(i)	198,000	201,579
1.75%, 9/30/22(i)	426,000	439,892
0.50%, 6/30/27(i)	441,000	427,845

Total U.S. treasury obligations (cost $1,664,503)		$1,664,503

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value
Occidental Petroleum Corp.(S)	8/3/27	$22.00	62,783	$753,396

Total warrants (cost $310,780)				$753,396

SHORT-TERM INVESTMENTS (2.1%)(a)
		Principal amount/ shares	Value
Putnam Cash Collateral Pool, LLC 0.11%(AFF)	Shares	96,737,673	$96,737,673
Putnam Short Term Investment Fund Class P 0.12%(AFF)	Shares	181,169,320	181,169,320
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(P)	Shares	2,630,000	2,630,000
U.S. Treasury Bills 0.086%, 4/8/21(SEGSF)		$500,000	499,980
U.S. Treasury Bills 0.076%, 3/18/21(SEGSF)		6,900,000	6,899,910
U.S. Treasury Bills 0.043%, 6/3/21(SEGSF)		200,000	199,971
U.S. Treasury Bills 0.034%, 6/10/21(SEGSF)		2,100,000	2,099,735
U.S. Treasury Cash Management Bills 0.038%, 6/1/21(SEGSF)		4,200,000	4,199,463

Total short-term investments (cost $294,436,076)			$294,436,052
TOTAL INVESTMENTS

Total investments (cost $9,197,704,385)			$14,418,793,036

	FORWARD CURRENCY CONTRACTS at 2/28/21 (aggregate face value $804,903,177) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		British Pound	Buy	3/17/21	$32,588,993	$31,520,743	$1,068,250
		Euro	Buy	3/17/21	9,793,312	9,882,511	(89,199)
	Barclays Bank PLC
		British Pound	Sell	3/17/21	148,256,335	143,374,087	(4,882,248)
		Euro	Buy	3/17/21	35,228,767	35,547,479	(318,712)
	Goldman Sachs International
		British Pound	Sell	3/17/21	135,595,679	131,148,492	(4,447,187)
		Euro	Sell	3/17/21	54,762,527	55,251,875	489,348
	HSBC Bank USA, National Association
		British Pound	Buy	3/17/21	242,298	234,348	7,950
		Euro	Sell	3/17/21	37,921,384	38,554,249	632,865
	Morgan Stanley & Co. International PLC
		Euro	Sell	3/17/21	44,674,474	45,096,944	422,470
	State Street Bank and Trust Co.
		Euro	Sell	3/17/21	109,208,466	110,182,977	974,511
	UBS AG
		British Pound	Buy	3/17/21	59,122,350	57,193,474	1,928,876
		Euro	Sell	3/17/21	123,192,722	124,307,840	1,115,118
	WestPac Banking Corp.
		Euro	Sell	3/17/21	22,405,129	22,608,158	203,029

	Unrealized appreciation						6,842,417

	Unrealized (depreciation)						(9,737,346)

	Total						$(2,894,929)
*	The exchange currency for all contracts listed is the United States Dollar.

	Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2020 through February 28, 2021 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
†	Effective March 30, 2021, the fund changed its name from Putnam Equity Income Fund.
(a)	Percentages indicated are based on net assets of $14,334,279,650.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $71, or less than 0.1% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control, or involving securities of companies in which the fund owned at least 5% of the outstanding voting securities, were as follows:
	Name of affiliate	Fair value as of 11/30/20	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Shares outstanding at period end	Fair value as of 2/28/21
	Short-term investments
	Putnam Cash Collateral Pool, LLC‡#	$176,416,016	$343,288,340	$422,966,683	$74,966	$—	$—	$—	96,737,673	96,737,673
	Putnam Short Term Investment Fund**	310,644,395	230,013,367	359,488,442	88,160	—	—	—	181,169,320	181,169,320

	Total Short-term investments	487,060,411	573,301,707	782,455,125	163,126	—	—	—		277,906,993
	Common Stock*
	Financials
	Assured Guaranty, Ltd.	123,714,202	—	—	821,203	—	—	57,853,737	4,106,014	181,567,939

	Total Common Stock	123,714,202	—	—	821,203	—	—	57,853,737		181,567,939

	Totals	$610,774,613	$573,301,707	$782,455,125	$984,329	$—	$—	$57,853,737		$459,474,932
	‡ No management fees are charged to Putnam Cash Collateral Pool, LLC.
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $96,737,673, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $93,965,755.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
	* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $12,983,442.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $10,274,640 to cover certain derivative contracts.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $9,158,799 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $12,983,442 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$739,975,471	$—	$—
Consumer discretionary	1,056,500,427	—	71
Consumer staples	981,697,795	—	—
Energy	778,319,122	174,228,775	—
Financials	2,857,780,497	124,231,052	—
Health care	1,894,460,433	—	—
Industrials	1,677,497,372	—	—
Information technology	1,412,074,802	—	—
Materials	888,485,793	173,129,541	—
Real Estate	467,894,318	—	—
Utilities	673,813,822	—	—

Total common stocks	13,428,499,852	471,589,368	71
Convertible preferred stocks	93,229,428	—	—
Preferred stocks	—	128,620,366	—
U.S. treasury obligations	—	1,664,503	—
Warrants	753,396	—	—
Short-term investments	2,630,000	291,806,052	—

Totals by level	$13,525,112,676	$893,680,289	$71
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(2,894,929)	$—

Totals by level	$—	$(2,894,929)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)	$883,300,000
Warrants (number of warrants)	63,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com